Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Delaware Tax-Free Minnesota Intermediate Fund))	0 Months Ended
Dec. 28, 2012
Barclays 3–15 Year Blend Municipal BondIndex (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	9.62%
5 Years	5.74%
10 Years	5.35%
Class A
Average Annual Return:
1 Year	5.74%
5 Years	3.86%
10 Years	4.52%
Class A | return after taxes on distributions
Average Annual Return:
1 Year	5.74%
5 Years	3.86%
10 Years	4.52%
Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	4.91%
5 Years	3.81%
10 Years	4.44%
Class B
Average Annual Return:
1 Year	5.76%
5 Years	3.58%
10 Years	4.36%
Class C
Average Annual Return:
1 Year	6.77%
5 Years	3.58%
10 Years	3.93%